Cash Flow Items - Schedule of Adjustment for Other Non-Cash Items within Operating Activities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Adjustment for Other Non Cash Items within Operating Activities [Abstract]
Effects of exchange rate fluctuation on cash and cash equivalents	$ (1,568)	$ (269)
Environmental and rehabilitation expense	450
Equity loss of associate	334	208
Loss on convertible notes receivable		103
Interest income earned on convertible notes receivable		(66)
Depreciation	136	132
Finance costs, net	250	254
Total	$ (398)	$ 362